Segment Reporting - Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Segment Information [Line Items]
Net revenues	$ 846,501	$ 204,007
Cost of revenues	(578,271)	(135,212)
Gross profit	268,230	68,795
Total operating expenses	(3,502,886)	(2,022,627)
Operating loss	(3,234,656)	(1,953,832)
Finance income, net	52,705	18,439
Other income (expenses), net	35,916	17,305
Change in fair value of warrant liabilities	9,846,532
Income tax expenses		1,507
Net income loss	6,700,497	(1,916,581)
Identifiable long-lived assets	4,468,890	2,985,355
Total assets	10,060,261	5,841,086	$ 13,779,397
Sales of medical and other related products [Member]
Schedule of Segment Information [Line Items]
Net revenues	779,859	169,007
Cost of revenues	(578,271)	(109,342)
Gross profit	201,588	59,665
Total operating expenses	(239,849)	(268,734)
Operating loss	(38,261)	(209,069)
Finance income, net	35,742	17,108
Other income (expenses), net	35,922	17,305
Change in fair value of warrant liabilities
Income tax expenses		(1,507)
Net income loss	33,403	(173,239)
Identifiable long-lived assets	1,995,198	83,827
Total assets	4,233,357	934,288
Research and development of pancreatic cancer early detection services [Member]
Schedule of Segment Information [Line Items]
Net revenues
Cost of revenues
Gross profit
Total operating expenses	(63,200)	(16,071)
Operating loss	(63,200)	(16,071)
Finance income, net
Other income (expenses), net
Change in fair value of warrant liabilities
Income tax expenses
Net income loss	(63,200)	(16,071)
Identifiable long-lived assets	1,632,800	1,915,200
Total assets	1,632,800	1,915,200
Research and development of sales of contact lenses [Member]
Schedule of Segment Information [Line Items]
Net revenues		35,000
Cost of revenues		(25,870)
Gross profit		9,130
Total operating expenses	(1,243,747)	(835,564)
Operating loss	(1,243,747)	(826,434)
Finance income, net
Other income (expenses), net
Change in fair value of warrant liabilities
Income tax expenses
Net income loss	(1,243,747)	(826,434)
Identifiable long-lived assets	840,892	986,328
Total assets	840,892	1,464,966
Corporate unallocated [Member]
Schedule of Segment Information [Line Items]
Net revenues	66,642
Cost of revenues
Gross profit	66,642
Total operating expenses	(1,956,090)	(902,258)
Operating loss	(1,889,448)	(902,258)
Finance income, net	16,963	1,421
Other income (expenses), net	(6)
Change in fair value of warrant liabilities	9,846,532
Income tax expenses
Net income loss	7,974,041	(900,837)
Identifiable long-lived assets
Total assets	$ 3,353,212	$ 1,526,632